Pension, Health Care and Postretirement Benefits Other Than Pensions (Details 4) (Postretirement Benefits Other than Pensions [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Postretirement Benefits Other than Pensions [Member]
Net pension costs:
Service cost	$ 2,943	$ 3,495	$ 3,532
Interest cost	13,520	15,580	16,066
Amortization of actuarial losses	1,715	2,505	1,304
Amortization of prior service credit	(656)	(657)	(656)
Net pension costs	17,522	20,923	20,246
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial loss (gain)	18,961	(3,965)	11,067
Amortization of actuarial losses	(1,715)	(2,505)	(1,304)
Amortization of prior service credit	656	657	656
Total recognized in Cumulative other comprehensive loss	17,902	(5,813)	10,419
Total recognized in net periodic benefit cost and Cumulative other comprehensive loss	$ 35,424	$ 15,110	$ 30,665